Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Unlisted Equity Investments and Call Options on Equity Shares - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 722	€ 568
Transfers Into Level 3	0	18
Transfers Out of Level 3	(100)	(18)
Purchases	257	156
Sales	(102)	(168)
Gains/losses - Included in financial income, net in profit and loss	26	96
Assets at the end of the period	742	722
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	0	0
Available-for-sale financial assets
Reconciliation of Level 3 Fair Values
Gains/losses - Included in other comprehensive income	28	48
Exchange differences
Reconciliation of Level 3 Fair Values
Gains/losses - Included in other comprehensive income	€ (89)	€ 22